UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-568
                                   -------

The Value Line Fund, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)


220 East 42nd Street, New York, N.Y.         10017
--------------------------------------------------
(Address of principal executive offices) (Zip Code)


Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2004
                         -----------------

Date of reporting period: June 30, 2004
                          -------------

Item I.  Reports to Stockholders.
------   ------------------------

         A copy of the Semi-Annual Report to Stockholders for the period ended is included with this Form.

--------------------------------------------------------------------------------

INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o BFDS
                       P.O. Box 219729
                       Kansas City, MO 64121-9729

INDEPENDENT            PricewaterhouseCoopers LLP
REGISTERED PUBLIC      1177 Avenue of the Americas
ACCOUNTING FIRM        New York, NY 10036
LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830

DIRECTORS              Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Brett Mitstifer
                       VICE PRESIDENT
                       Stephen E. Grant
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT AND
                       SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER

THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.


THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).


                                                                        #530542

--------------------------------------------------------------------------------
                              SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                 JUNE 30, 2004
--------------------------------------------------------------------------------
                                 THE VALUE LINE

                                   FUND, INC.










                                     [LOGO]

THE VALUE LINE FUND, INC.
                                                               TO OUR VALUE LINE
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

The first half of 2004 was a frustrating time for equity investors. Following new post-recession highs in the first quarter, the stock market suffered its first 5% correction since the current market rally began in early 2003. The Standard & Poor's 500-stock Index and the Dow Jones Industrial Average fell about 5%, but the corrections reached about 10% in the NASDAQ and the Russell 2000 small-cap index. Rising oil prices, the handover of power in Iraq, and the looming prospect of the first increase in interest rates in several years all contributed to a high degree of uncertainty. Corporate profit growth was the one bright spot as year-over-year growth could well exceed 20% in the first half. While equity markets do like to "climb a wall of worry", so far that climb has been a difficult one, with the S&P 500 Index(1) generating a modest 3.44% return through June 30th. The Value Line Fund returned 1.47% in the comparable period.

In managing the Fund, we rely on the Value Line Timeliness Ranking System, which favors those companies that have high current earnings, strong earnings growth, positive earnings surprises, reasonable valuations and improving relative stock-price performance. As the year began, technology and consumer discretionary stocks were favored by the Timeliness Ranking System due to strong earnings and price momentum in 2003. Indeed, the tech and consumer discretionary stocks did participate in the market gains early in the first quarter, and we increased exposure to these groups. These sectors, however, were two of the worst-performing ones for the second quarter of this year, causing us to selectively reduce our holdings and overall exposure to technology and consumer discretionary industries as earnings and/or price momentum deteriorated. The energy, industrial, and consumer staple sectors were the best performers during the first half of 2004, due to rising oil prices, expanding manufacturing demand, and some sector rotation. We increased the Fund's holdings in industrials and more than doubled the consumer staples position. We reduced the Fund's holdings in the financial sector in the first quarter in the belief that interest rates would soon rise and possibly threaten that group's earnings; the financial sector posted a small loss for the six month period. Finally, we increased investments in the health care sector.

Going forward, we remain committed to investing in those companies that show strong earnings growth and positive earnings surprises. We believe that the Fund is well positioned to benefit from today's market and economic environments, as long as corporate profits remain strong, consumers and business owners continue to spend at a moderate pace, labor markets continue to improve, and interest rates remain accommodative, albeit at levels higher than in the recent past.

We thank you for your confidence in Value Line and appreciate your continued support.


                                Sincerely,

                                /s/ Jean Bernhard Buttner

                                Jean Bernhard Buttner
                                CHAIRMAN AND PRESIDENT


August 12, 2004




--------------------------------------------------------------------------------
(1) THE STANDARD & POOR'S 500 INDEX CONSISTS OF 500 STOCKS WHICH ARE TRADED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE NASDAQ
    NATIONAL MARKET SYSTEM AND IS REPRESENTATIVE OF THE BROAD STOCK MARKET.
    THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR
    TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.
--------------------------------------------------------------------------------
2

                                                       THE VALUE LINE FUND, INC.
FUND SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The U.S. economic expansion, which proceeded strongly from the middle of 2003 through the opening six months of this year, has more recently started to show some signs of fatigue. True, the business upturn is hardly collapsing, and we are still seeing improvement in the capital goods area and in certain industrial sectors. However, manufacturing, in general, is now growing more slowly than it had been, while the retail and residential construction markets are pulling back a little. Our sense is that growth will now proceed at a moderate 3% to 4% rate over the next several quarters to a year.

The slowing in growth may well have positive ramifications. That is because the current deceleration in economic activity appears mild and seems unlikely to evolve into a full-fledged slowdown barring another surge in oil prices. (Higher oil prices limit economic growth by taking money out of the pockets of consumers and businesses). If we are correct and the economy shifts to a modestly slower, but sustainable pace, with accompanying lower inflation, the Federal Reserve, which has increased interest rates twice in the past several months, might well be inclined to proceed slowly and somewhat cautiously in raising rates over the next several months.

Our current benign economic forecast, it should be noted, excludes any allowance for a further escalation in global military conflict or a new act of terrorism, neither of which can be accurately predicted as to scope or timing.

PERFORMANCE DATA:**

                                    AVERAGE ANNUAL     GROWTH OF AN ASSUMED
                                     TOTAL RETURN      INVESTMENT OF $10,000
                                   -----------------------------------------
 1 year ended 6/30/04 ..........         +8.76%               $10,876
 5 years ended 6/30/04 .........         -6.11%               $ 7,297
10 years ended 6/30/04 .........         +7.50%               $20,620

--------------------------------------------------------------------------------
** THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE
   OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL
   GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE PERFORMANCE DATA DO
   NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CALL 1-800-243-2729 TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
--------------------------------------------------------------------------------

THE VALUE LINE FUND, INC.

PORTFOLIO HIGHLIGHTS AT JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
Ten Largest Holdings

                                                         VALUE          PERCENTAGE
ISSUE                                   SHARES      (IN THOUSANDS)     OF NET ASSETS
------------------------------------------------------------------------------------
Research In Motion Ltd. ...........     54,266          $3,714              1.8%
Waters Corp. ......................     70,100           3,349              1.6
Navigant Consulting, Inc. .........    154,300           3,308              1.6
Genentech, Inc. ...................     58,700           3,299              1.6
Norfolk Southern Corp. ............    124,000           3,289              1.6
Yahoo! Inc. .......................     90,500           3,288              1.6
Georgia-Pacific Corp. .............     88,900           3,288              1.6
Qualcomm Incorporated .............     45,000           3,284              1.6
Copart, Inc. ......................    122,800           3,279              1.6
Helen of Troy Ltd. ................     88,800           3,274              1.6

FIVE LARGEST INDUSTRY CATEGORIES

                                       VALUE          PERCENTAGE
INDUSTRY                          (IN THOUSANDS)     OF NET ASSETS
------------------------------------------------------------------
Retail-Special Lines .........        $14,948             7.2%
Medical Supplies .............         13,996             6.8
Toiletries/Cosmetics .........         10,768             5.2
Drug .........................         10,115             4.9
Electronics ..................          8,531             4.1

FIVE LARGEST NET SECURITY PURCHASES*

                                                    COST
ISSUE                                          (IN THOUSANDS)
-------------------------------------------------------------
Archer-Daniels-Midland Co. ................        $3,325
Georgia-Pacific Corp. .....................         3,307
Telecom Corp. of New Zealand Ltd. .........         3,293
Motorola, Inc. ............................         3,270
ResMed Inc. ...............................         3,237

FIVE LARGEST NET SECURITY SALES*

                                               PROCEEDS
ISSUE                                       (IN THOUSANDS)
----------------------------------------------------------
Citigroup, Inc. ........................        $6,983
Lehman Brothers Holdings, Inc. .........         6,558
Medtronic, Inc. ........................         6,070
Cisco Systems, Inc. ....................         5,844
Omnicom Group, Inc. ....................         5,613

* FOR THE SIX MONTH PERIOD ENDED 6/30/04
--------------------------------------------------------------------------------
4

                                                       THE VALUE LINE FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 2004
--------------------------------------------------------------------------------

                                                           VALUE
  SHARES                                               (IN THOUSANDS)
----------------------------------------------------------------------
COMMON STOCKS (97.4%)
            AEROSPACE/DEFENSE (2.1%)
  95,300    Armor Holdings, Inc.* .................. $3,240
  16,400    L-3 Communications
            Holdings, Inc. .........................  1,096
                                                     ------
                                                      4,336
            AUTO PARTS (0.5%)
  33,800    Modine Manufacturing Co. ...............  1,077

            BEVERAGE -- SOFT
            DRINK (0.5%)
  50,000    PepsiAmericas, Inc. ....................  1,062

            BIOTECHNOLOGY (3.2%)
  58,700    Genentech, Inc.* .......................  3,299
  45,200    Invitrogen Corp.* ......................  3,254
                                                     ------
                                                      6,553
            CHEMICAL --
            DIVERSIFIED (1.6%)
  69,500    Eastman Chemical Company ...............  3,213

            COMPUTER SOFTWARE &
            SERVICES (3.6%)
  24,700    Autodesk, Inc. .........................  1,057
 131,500    Macromedia, Inc.* ......................  3,228
  74,000    Symantec Corp.* ........................  3,240
                                                     ------
                                                      7,525
            DRUG (4.9%)
  50,600    Biogen Idec, Inc.* .....................  3,200
  18,300    Celgene Corp.* .........................  1,048
  20,000    Cephalon, Inc.* ........................  1,080
  27,700    Covance Inc.* ..........................  1,069
  37,500    ImClone Systems Inc.* ..................  3,217
  14,600    Pfizer, Inc. ...........................    501
                                                     ------
                                                     10,115
            E-COMMERCE (0.5%)
 174,700    Sapient Corp.* .........................  1,050

                                                           VALUE
  SHARES                                             (IN THOUSANDS)
----------------------------------------------------------------------
            EDUCATIONAL
            SERVICES (2.1%)
  12,100    Apollo Group, Inc. Class "A"* .......... $1,068
  36,300    University of Phoenix Online* ..........  3,180
                                                     ------
                                                      4,248
            ELECTRICAL
            EQUIPMENT (2.1%)
  19,400    FLIR Systems, Inc.* ....................  1,065
 118,000    Thomas & Betts Corp.* ..................  3,213
                                                     ------
                                                      4,278
            ELECTRONICS (4.1%)
  77,400    Agilysys, Inc. .........................  1,067
 121,400    Arrow Electronics, Inc.* ...............  3,256
  35,100    Harman International
            Industries, Inc. .......................  3,194
  14,500    Rogers Corp.* ..........................  1,014
                                                     ------
                                                      8,531
            ENTERTAINMENT (0.7%)
  25,000    Radio One, Inc. Class "A"* .............    403
  66,900    Radio One, Inc. Class "D"* .............  1,071
                                                     ------
                                                      1,474
            ENTERTAINMENT
            TECHNOLOGY (0.9%)
 116,000    Pixelworks, Inc.* ......................  1,777

            FINANCIAL SERVICES --
            DIVERSIFIED (1.5%)
  44,500    American International
            Group, Inc. ............................  3,172

            FOOD PROCESSING (2.1%)
 193,400    Archer-Daniels-Midland Co ..............  3,245
  52,300    Tyson Foods, Inc. Class "A" ............  1,096
                                                     ------
                                                      4,341
            FOREIGN
            TELECOMMUNICATIONS (1.6%)
 108,000    Telecom Corp. of New Zealand
            Ltd. (ADR) .............................  3,218

--------------------------------------------------------------------------------

THE VALUE LINE FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                            VALUE
  SHARES                                              (IN THOUSANDS)
-----------------------------------------------------------------------
            GROCERY (0.5%)
  11,300    Whole Foods Market, Inc. ................ $1,079

            HEALTHCARE
            INFORMATION
            SYSTEMS (1.6%)
 115,600    eResearch Technology, Inc.* .............  3,237

            HOME APPLIANCE (0.5%)
  15,100    Toro Company (The) ......................  1,058

            HOTEL/GAMING (0.5%)
  21,800    Station Casinos, Inc. ...................  1,055

            HOUSEHOLD
            PRODUCTS (0.5%)
  23,200    Church & Dwight Co., Inc. ...............  1,062

            HUMAN RESOURCES (1.5%)
 164,500    Korn/Ferry International * ..............  3,186

            INDUSTRIAL
            SERVICES (3.2%)
 122,800    Copart, Inc.* ...........................  3,279
 154,300    Navigant Consulting, Inc.* ..............  3,308
                                                      ------
                                                       6,587
            INFORMATION
            SERVICES (0.5%)
  18,700    Getty Images, Inc.* .....................  1,122

            INSURANCE --
            PROPERTY/CASUALTY (1.6%)
 105,500    American Financial Group, Inc. ..........  3,225

            INTERNET (2.6%)
  96,200    E*TRADE Financial Corp.* ................  1,073
  11,600    eBay, Inc.* .............................  1,066
  90,500    Yahoo! Inc.* ............................  3,288
                                                      ------
                                                       5,427
            MACHINERY (1.6%)
  70,800    Stanley Works (The) .....................  3,227

                                                            VALUE
  SHARES                                              (IN THOUSANDS)
-----------------------------------------------------------------------
            MEDICAL SERVICES (2.6%)
  12,700    Aetna Inc. .............................. $1,079
  12,200    Anthem, Inc.* ...........................  1,093
  36,000    DaVita Inc.* ............................  1,110
  26,700    Laboratory Corp. of America
            Holdings* ...............................  1,060
  12,600    Quest Diagnostics, Inc. .................  1,070
                                                      ------
                                                       5,412
            MEDICAL SUPPLIES (6.8%)
  18,900    Bard (C.R.), Inc. .......................  1,071
  22,600    Charles River Laboratories
            International, Inc.* ....................  1,105
  18,500    Fisher Scientific International,
            Inc.* ...................................  1,068
  50,700    IDEXX Laboratories, Inc.* ...............  3,191
  63,400    ResMed Inc.* ............................  3,231
  19,400    Stryker Corp. ...........................  1,067
  37,000    Zimmer Holdings, Inc.* ..................  3,263
                                                      ------
                                                      13,996
            METALS & MINING --
            DIVERSIFIED (0.9%)
 100,000    Brush Engineered
            Materials Inc.* .........................  1,890

            NATURAL GAS --
            DIVERSIFIED (2.1%)
 107,200    Patina Oil & Gas Corp. ..................  3,202
  37,500    Southwestern Energy Co.* ................  1,075
                                                      ------
                                                       4,277
            OILFIELD SERVICES/
            EQUIPMENT (1.6%)
  50,800    Schlumberger Ltd ........................  3,226

            PAPER & FOREST
            PRODUCTS (3.2%)
  88,900    Georgia-Pacific Corp. ...................  3,288
  78,000    Potlatch Corp. ..........................  3,248
                                                      ------
                                                       6,536

--------------------------------------------------------------------------------
6

                                                       THE VALUE LINE FUND, INC.

                                                                   JUNE 30, 2004
--------------------------------------------------------------------------------

                                                            VALUE
 SHARES                                               (IN THOUSANDS)
-----------------------------------------------------------------------
          PHARMACY
          SERVICES (2.6%)
 54,200   Accredo Health, Inc.* .....................   $2,111
 76,000   CVS Corp. .................................    3,194
                                                       -------
                                                         5,305
          PRECISION
          INSTRUMENT (3.2%)
108,700   Agilent Technologies, Inc.* ...............    3,183
 70,100   Waters Corp* ..............................    3,349
                                                       -------
                                                         6,532
          RAILROAD (1.6%)
124,000   Norfolk Southern Corp. ....................    3,289

          RESTAURANT (0.7%)
 15,000   Landry's Restaurants, Inc. ................      448
 24,500   Starbucks Corp.* ..........................    1,065
                                                       -------
                                                         1,513
          RETAIL BUILDING
          SUPPLY (1.5%)
 90,700   Home Depot, Inc. (The) ....................    3,193

          RETAIL--SPECIAL
          LINES (7.2%)
111,200   American Eagle Outfitters, Inc.* ..........    3,215
362,300   Charming Shoppes, Inc.* ...................    3,235
 23,800   Coach, Inc.* ..............................    1,075
 43,900   Gap, Inc. (The) ...........................    1,065
 23,500   Guitar Center, Inc..* .....................    1,045
 32,500   PETsMART, Inc. ............................    1,055
118,500   Rent-Way, Inc.* ...........................    1,066
 52,400   Urban Outfitters, Inc.* ...................    3,192
                                                       -------
                                                        14,948
          RETAIL STORE (1.5%)
 85,000   Penney (J.C.) Co., Inc. ...................    3,210

          SEMICONDUCTOR (1.6%)
177,400   Motorola, Inc. ............................    3,237

                                                            VALUE
 SHARES                                               (IN THOUSANDS)
-----------------------------------------------------------------------
          TELECOMMUNICATION
          SERVICES (3.1%)
120,000   Nextel Communications, Inc.
          Class "A"* ................................   $3,199
112,700   Western Wireless Corp.
          Class "A"* ................................    3,258
                                                       -------
                                                         6,457
          TELECOMMUNICATIONS
          EQUIPMENT (3.1%)
120,600   Marvell Technology Group Ltd.*                 3,220
 45,000   QUALCOMM Inc. .............................    3,284
                                                       -------
                                                         6,504
          TOILETRIES/COSMETICS (5.2%)
 23,400   Avon Products, Inc. .......................    1,080
111,400   Chattem, Inc.* ............................    3,216
 88,800   Helen of Troy Ltd..*. .....................    3,274
126,300   Nu Skin Enterprises, Inc.
          Class "A" .................................    3,198
                                                       -------
                                                        10,768
          TRUCKING (0.5%)
 28,000   Hunt (J.B.) Transport
          Services, Inc. ............................    1,080

          WIRELESS
          NETWORKING (1.8%)
 54,266   Research In Motion Ltd.* ..................    3,714
                                                       -------
TOTAL COMMON STOCKS AND
TOTAL INVESTMENT
SECURITIES (97.4%)
(COST $187,804,000).................................. 201,322
                                                      --------

--------------------------------------------------------------------------------

THE VALUE LINE FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 2004
--------------------------------------------------------------------------------

                                                                              VALUE
        PRINCIPAL                                                        (IN THOUSANDS
         AMOUNT                                                         EXCEPT PER SHARE
     (IN THOUSANDS)                                                          AMOUNT)
-----------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (4.0%)
   (INCLUDING ACCRUED INTEREST)
$   8,300             Collateralized by $8,606,000
                         U.S. Treasury Bonds 5.25%,
                         due 11/15/28, with a value of
                         $8,489,000 (with UBS
                         Warburg LLC, 1.22%, dated
                         6/30/04, due 7/1/04, delivery
                         value $8,300,281) ............................  $  8,300
                                                                         --------
EXCESS OF LIABILITIES OVER CASH
   AND OTHER ASSETS (-1.4%)     -                                          (2,935)
                                                                         --------
NET ASSETS (100.0%)     -                                                $206,687
                                                                         ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   OUTSTANDING SHARE ($206,686,540
   - 14,289,902 SHARES OF CAPITAL STOCK
   OUTSTANDING)                                                          $  14.46
                                                                         ========

*NON-INCOME PRODUCING

(ADR) AMERICAN DEPOSITORY RECEIPTS.






SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
8

                                                                         THE VALUE LINE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES                                      STATEMENT OF OPERATIONS
AT JUNE 30, 2004 (UNAUDITED)                                             FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------

                                                    (IN THOUSANDS
                                                     EXCEPT PER
                                                    SHARE AMOUNT)                                                     (IN THOUSANDS)
                                                   --------------                                                     --------------
ASSETS:                                                                  INVESTMENT INCOME:
Investment securities, at value                                          Dividends (Net of foreign withholding
   (Cost - $187,804) ...........................    $201,322                taxes of $12) ...........................     $   556
Repurchase agreement                                                     Interest ...................................          43
   (Cost - $8,300) .............................       8,300                                                              -------
Cash ...........................................          46               Total Income .............................         599
Receivable for securities sold .................      27,885                                                              -------
Dividends receivable ...........................          40             EXPENSES:
Receivable for capital shares sold .............           2             Advisory fee ...............................         701
Prepaid expenses ...............................          20             Service and distribution plan fees .........         260
                                                    --------             Transfer agent fees ........................          72
      TOTAL ASSETS .............................     237,615             Auditing and legal fees ....................          33
                                                    --------             Printing ...................................          25
LIABILITIES:                                                             Custodian fees .............................          23
Payable for securities purchased ...............      30,603             Postage ....................................          18
Payable for capital shares repurchased .........          98             Insurance, dues and other ..................          15
Accrued expenses:                                                        Registration and filing fees ...............          12
   Advisory fee ................................         112             Telephone ..................................          10
   Service and distribution plan fees                                    Directors' fees and expenses ...............          10
      payable ..................................          42                                                              -------
   Other .......................................          73                Total Expenses before Custody Credits           1,179
                                                    --------                Less: Custody Credits ...................          (2)
      TOTAL LIABILITIES ........................      30,928                                                              -------
                                                    --------                Net Expenses ............................       1,177
NET ASSETS .....................................    $206,687                                                              -------
                                                    ========             NET INVESTMENT LOSS ........................        (578)
NET ASSETS CONSIST OF:                                                                                                    -------
Capital stock, at $1.00 par value                                        NET REALIZED AND UNREALIZED GAIN ON
   (authorized 50,000,000, outstanding                                     INVESTMENTS:
   14,289,902 shares) ..........................    $ 14,290                Net Realized Gain .......................      21,758
Additional paid-in capital .....................     142,353                Change in Net Unrealized
Accumulated net investment loss ................        (578)                 Appreciation ..........................     (18,124)
Undistributed net realized gain on                                                                                        -------
   investments .................................      37,104             NET REALIZED GAIN AND CHANGE IN NET
Net unrealized appreciation of                                             UNREALIZED APPRECIATION ON
   investments .................................      13,518               INVESTMENTS ..............................       3,634
                                                    --------                                                              -------
NET ASSETS .....................................    $206,687             NET INCREASE IN NET ASSETS FROM
                                                    ========               OPERATIONS ...............................     $ 3,056
NET ASSET VALUE, OFFERING AND                                                                                             =======
   REDEMPTION PRICE PER OUTSTANDING
   SHARE ($206,686,540 - 14,289,902
   SHARES OUTSTANDING) .........................    $  14.46
                                                    ========


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

THE VALUE LINE FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS FOR THE
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED) AND FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                     SIX MONTHS
                                                                        ENDED         YEAR ENDED
                                                                    JUNE 30, 2004    DECEMBER 31,
                                                                     (UNAUDITED)         2003
                                                                   ---------------  -------------
                                                                           (IN THOUSANDS)
OPERATIONS:
 Net investment loss .............................................    $    (578)      $    (397)
 Net realized gain on investments ................................       21,758          42,700
 Change in net unrealized appreciation ...........................      (18,124)        (10,197)
                                                                      ---------       ---------
 Net increase in net assets from operations ......................        3,056          32,106
                                                                      ---------       ---------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net realized gain from investment transactions ..................           --         (22,708)
                                                                      ---------       ---------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ....................................        2,249          59,344
 Proceeds from reinvestment of distributions to shareholders .....           --          21,413
 Cost of shares repurchased ......................................      (14,665)        (80,446)
                                                                      ---------       ---------
 Net (decrease) increase from capital share transactions .........      (12,416)            311
                                                                      ---------       ---------
TOTAL (DECREASE) INCREASE IN NET ASSETS ..........................       (9,360)          9,709
NET ASSETS:
 Beginning of period .............................................      216,047         206,338
                                                                      ---------       ---------
 End of period ...................................................    $ 206,687       $ 216,047
                                                                      =========       =========
ACCUMULATED NET INVESTMENT LOSS, END OF PERIOD ...................    $    (578)      $      --
                                                                      =========       =========

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
10

                                                       THE VALUE LINE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                          JUNE 30, 2004
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) REPRESENTATIONS AND INDEMNIFICATIONS. In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

--------------------------------------------------------------------------------

THE VALUE LINE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

2. CAPITAL SHARE TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Transactions in capital stock were as follows (in thousands except per share amounts):

                                        SIX MONTHS          YEAR
                                          ENDED            ENDED
                                      JUNE 30, 2004     DECEMBER 31,
                                       (UNAUDITED)          2003
                                     -------------------------------
Shares sold ........................      158              4,159
Shares issued to
   shareholders in
   reinvestment of
   dividends and
   distributions ...................       --               1,520
                                     -------------------------------
                                          158               5,679
Shares repurchased .................   (1,029)             (5,608)
                                     -------------------------------
Net (decrease) increase ............     (871)                 71
                                     ===============================
Distributions per share
   from net realized gains .........   $   --            $ 1.6269
                                     ===============================

3. PURCHASES AND SALES OF SECURITIES
Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                   SIX MONTHS
                                     ENDED
                                 JUNE 30, 2004
                                  (UNAUDITED)
                                ---------------
                                   (IN THOUSANDS)
PURCHASES:
Investment Securities .........   $362,108
                                  ========
SALES:
Investment Securities .........   $372,966
                                  ========

4. INCOME TAXES
At June 30, 2004, information on the tax components of capital is as follows:
(unaudited)

                                                (IN THOUSANDS)
                                               ---------------
Cost of investments for tax purposes .........   $196,105
                                                 ========
Gross tax unrealized appreciation ............   $15,194
Gross tax unrealized depreciation ............    (1,677)
                                                 --------
Net tax unrealized appreciation on
   investments ...............................   $13,517
                                                 ========

Net realized gains/losses differ for financial statement and tax purposes primarily due to differing treatments of wash sales.

5. INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES AND TRANSACTIONS WITH
   AFFILIATES
An advisory fee of $701,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended June 30, 2004. This was computed at the rate of .70% of the first $100 million of the Fund's average daily net assets plus .65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.


The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six

--------------------------------------------------------------------------------
12

                                                       THE VALUE LINE FUND, INC.

                                                                   JUNE 30, 2004
--------------------------------------------------------------------------------

months ended June 30, 2004, fees amounting to $260,000 were paid or payable to the Distributor under this Plan.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund. During the six months ended June 30, 2004, the Fund paid brokerage commissions totaling $363,000 to the Distributor, which clears its transactions through unaffiliated brokers.

For the six months ended June 30, 2004, the Fund's expenses were reduced by $2,000 under a custody credit arrangement with the Custodian.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 415,185 shares of the Fund's capital stock, representing 2.9% of the outstanding shares at June 30, 2004.

                            PROXY VOTING
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-243-2729 or on the SEC's website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available on the SEC's website at http://www.sec.gov or at the Fund's website at http://vlfunds.com.



















--------------------------------------------------------------------------------

THE VALUE LINE FUND, INC.
Financial Highlights
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:



                                   SIX MONTHS
                                      ENDED                                 YEARS ENDED DECEMBER 31,
                                  JUNE 30, 2004     ---------------------------------------------------------------------------
                                   (UNAUDITED)          2003           2002             2001           2000            1999
                                   --------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD                         $     14.25      $     13.67     $     18.49     $     21.37     $     26.25     $     22.65
                                   --------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
 Net investment loss                      (.04)            (.03)           (.05)           (.04)           (.07)           (.02)
 Net gains or losses on
   securities (both realized and
   unrealized)                             .25             2.24           (4.64)          (2.70)          (3.95)           5.98
                                   --------------------------------------------------------------------------------------------
 Total from investment
   operations                              .21             2.21           (4.69)          (2.74)          (4.02)           5.96
                                   --------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
 Distributions from net
   realized gains                         --              (1.63)           (.13)           (.14)           (.86)          (2.36)
                                   --------------------------------------------------------------------------------------------
 Total distributions                      --              (1.63)           (.13)           (.14)           (.86)          (2.36)
                                   --------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $     14.46      $     14.25     $     13.67     $     18.49     $     21.37     $     26.25
                                   ============================================================================================
TOTAL RETURN                              1.47%+          16.28%        -25.35%         -12.82%         -15.35%           26.74%
                                   ============================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)                        $   206,687      $   216,047     $   206,338     $   303,034     $   386,406     $   495,465
Ratio of expenses to average net
 assets (1)                               1.13%*           1.13%           1.11%           1.04%            .89%            .76%
Ratio of net investment loss to
 average net assets                      (0.56)%*         (0.19)%         (0.31)%          (.18)%          (.27)%          (.09)%
Portfolio turnover rate                    180%+            129%             33%             45%             17%             36%


(1) RATIOS REFLECT EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN 1.03% FOR THE YEAR ENDED DECEMBER 31, 2001, UNCHANGED FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED), AND FOR THE YEARS ENDED DECEMBER 31, 2003, 2002, 2000, AND 1999.

*ANNUALIZED

+NOT ANNUALIZED

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14

                                                       THE VALUE LINE FUND, INC.
--------------------------------------------------------------------------------

























                 (This page has been left blank intentionally.)

























--------------------------------------------------------------------------------

THE VALUE LINE FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.


* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.


FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-243-2729, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


--------------------------------------------------------------------------------
16

Item 2.  Code of Ethics.
-------  --------------

         Not applicable.

Item 3.  Audit Committee Financial Expert.
-------  ---------------------------------

         Not applicable.

Item 10. Controls and Procedures.
-------- ------------------------

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act (17 CFR 270.30a-3(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

         (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.  Exhibits.
--------  ---------

         (a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By /s/ Jean B. Buttner
   --------------------------
   Jean B. Buttner, President


Date: August 31, 2004
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jean B. Buttner
    -------------------------------------------------------
    Jean B. Buttner, President, Principal Executive Officer


By: /s/ David T. Henigson
    -------------------------------------------------------------------------
    David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date: August 31, 2004
      ---------------